UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------
                  Date of reporting period: September 30, 2007
                                            ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS



UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)

     NUMBER OF
      SHARES                                                            VALUE
      ------                                                            -----

                 COMMON STOCKS - 97.2%
                 CONSUMER DISCRETIONARY - 6.2%
     60,000      Comcast Corp.*                                      $ 1,450,800
     50,000      McDonald's Corp.                                      2,723,500
     40,000      Walt Disney Co.                                       1,375,600
                                                                     -----------
                                                                       5,549,900
                                                                     ===========
                 CONSUMER STAPLES - 10.9%
     30,000      Altria Group, Inc.(1)                                 2,085,900
     30,000      Coca-Cola Co.                                         1,724,100
     35,000      General Mills, Inc.                                   2,030,350
     29,200      PepsiCo, Inc.                                         2,139,192
     25,000      Procter & Gamble Co.                                  1,758,500
                                                                     -----------
                                                                       9,738,042
                                                                     ===========
                 ENERGY - 11.7%
     16,600      Chevron Corp.(1)                                      1,553,428
     22,400      ConocoPhillips                                        1,966,048
     30,000      Exxon Mobil Corp.                                     2,776,800
     31,800      Occidental Petroleum Corp.                            2,037,744
     20,000      Schlumberger Ltd.(1)                                  2,100,000
                                                                     -----------
                                                                      10,434,020
                                                                     ===========
                 FINANCIALS - 14.9%
     35,000      AFLAC, Inc.                                           1,996,400
     20,000      American Express Co.                                  1,187,400
     20,000      American International Group, Inc.                    1,353,000
     40,000      Cullen/Frost Bankers, Inc.                            2,004,800
     14,000      Franklin Resources, Inc.                              1,785,000
     60,000      Janus Capital Group, Inc.                             1,696,800
     20,000      Lincoln National Corp.                                1,319,400
     25,000      Toronto-Dominion Bank                                 1,917,000
                                                                     -----------
                                                                      13,259,800
                                                                     ===========
                 HEALTH CARE - 14.4%
     45,000      Abbott Laboratories                                   2,412,900
     39,000      Aetna, Inc.                                           2,116,530
     17,700      Covance, Inc.*                                        1,378,830
     40,000      Eli Lilly & Co.(1)                                    2,277,200
     90,000      Schering-Plough Corp.                                 2,846,700
     40,000      Wyeth                                                 1,782,000
                                                                     -----------
                                                                      12,814,160
                                                                     ===========
                 INDUSTRIALS - 13.8%
     40,000      Emerson Electric Co.                                  2,128,800
     20,000      General Dynamics Corp.                                1,689,400
    100,000      General Electric Co.                                  4,140,000
     20,000      L-3 Communications Holdings, Inc.                     2,042,800
     36,000      Raytheon Co.                                          2,297,520
                                                                     -----------
                                                                      12,298,520
                                                                     ===========

                                      -2-


                 INFORMATION TECHNOLOGY - 18.1%
     80,000      Cisco Systems, Inc.*                                  2,648,800
     96,000      Dell, Inc.*                                           2,649,600
     20,000      Harris Corp.                                          1,155,800
    100,000      Intel Corp.                                           2,586,000
     19,000      International Business Machines Corp.                 2,238,200
     90,000      Microsoft Corp.                                       2,651,400
    105,000      Oracle Corp.(1)*                                      2,273,250
                                                                     -----------
                                                                      16,203,050
                                                                     ===========
                 MATERIALS - 1.8%
     10,000      BHP Billiton Ltd. ADR(1)                                786,000
     20,000      Dow Chemical Co.                                        861,200
                                                                     -----------
                                                                       1,647,200
                                                                     ===========
                 TELECOMMUNICATION SERVICES - 3.2%
     65,000      Verizon Communications, Inc.                          2,878,200
                                                                     ===========

                 UTILITIES - 2.2%
     23,700      Dominion Resources, Inc.                              1,997,910
                                                                     ===========

                 TOTAL COMMON STOCKS
                 (COST $71,511,167) - 97.2%                           86,820,802
                                                                     ===========

                 SHORT-TERM INVESTMENTS - 2.8%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
 $2,457,000      4.000%, 10/01/07                                      2,457,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,457,000) - 2.8%                              2,457,000
                                                                     -----------

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN
                 (COST $9,038,694) - 10.1%                             9,038,694
                                                                     ===========



                 TOTAL INVESTMENTS
                 (COST $83,006,861)  - 110.1%                         98,316,496

                 Liabilities less other assets - (10.1)%              (8,984,643)
                                                                     -----------

                 TOTAL NET ASSETS - 100.0%                           $89,331,853
                      (equivalent to $15.84 per share;               ===========
                      unlimited shares of $1.00 par
                      value capital shares authorized;
                      5,639,985  shares outstanding)







                 ADR - American Depository Receipt
                 * Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -3-

UMB SCOUT GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)

    NUMBER OF
      SHARES                                                             VALUE
      ------                                                             -----

                 COMMON STOCKS - 97.9%
                 CONSUMER DISCRETIONARY - 7.9%
     14,100      Carnival Corp.                                      $   682,863
     11,200      Kohl's Corp.*                                           642,096
     14,000      Starbucks Corp.*                                        366,800
                                                                     -----------
                                                                       1,691,759
                                                                     ===========
                 CONSUMER STAPLES - 13.9%
     15,600      Archer-Daniels-Midland Co.                              516,048
     16,550      PepsiCo, Inc.                                         1,212,453
     11,100      Procter & Gamble Co.                                    780,774
     10,400      Walgreen Co.                                            491,296
                                                                     -----------
                                                                       3,000,571
                                                                     ===========
                 ENERGY - 16.2%
      6,100      Apache Corp.                                            549,366
     12,900      ConocoPhillips                                        1,132,233
      9,000      Marathon Oil Corp.                                      513,180
      5,400      Noble Corp.                                             264,870
     10,000      Peabody Energy Corp.                                    478,700
      5,300      Schlumberger Ltd. (1)                                   556,500
                                                                     -----------
                                                                       3,494,849
                                                                     ===========
                 FINANCIALS - 8.6%
      7,300      American Express Co.                                    433,401
      6,300      American International Group, Inc.                      426,195
      3,500      Franklin Resources, Inc.                                446,250
      7,100      Toronto-Dominion Bank                                   544,428
                                                                     -----------
                                                                       1,850,274
                                                                     ===========
                 HEALTH CARE - 16.1%
      4,000      Abbott Laboratories                                     214,480
      6,000      Becton Dickinson & Co.                                  492,300
      9,100      Covance, Inc.*                                          708,890
      8,000      Genentech, Inc.*                                        624,160
     11,800      Gilead Sciences, Inc.*(1)                               482,266
      7,700      GlaxoSmithKline PLC ADR(1)                              409,640
      7,700      Stryker Corp.                                           529,452
                                                                     -----------
                                                                       3,461,188
                                                                     ===========
                 INDUSTRIALS - 10.8%
      9,200      Danaher Corp.                                           760,932
     14,500      Fastenal Co. (1)                                        658,445
     12,100      General Electric Co.                                    500,940
      6,000      ITT Corp.                                               407,580
                                                                     -----------
                                                                       2,327,897
                                                                     ===========

                                      -4-

                 INFORMATION TECHNOLOGY - 19.7%
     20,200      Adobe Systems, Inc.*                                    881,932
     17,450      Cisco Systems, Inc.*                                    577,770
      1,100      Google, Inc.* (1)                                       623,997
     20,000      Intel Corp.                                             517,200
     18,400      Microsoft Corp.                                         542,064
     31,400      Oracle Corp.* (1)                                       679,810
     10,000      Qualcomm, Inc.                                          422,600
                                                                     -----------
                                                                       4,245,373
                                                                     ===========
                 MATERIALS - 4.7%
     12,000      Praxair, Inc.                                         1,005,120
                                                                     ===========

                 TOTAL COMMON STOCKS
                 (COST $17,906,557) - 97.9%                           21,077,031
                                                                     ===========


                 SHORT-TERM INVESTMENTS - 2.0%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
   $430,000      4.000%, 10/01/07                                        430,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $430,000) - 2.0%                                430,000
                                                                     ===========

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN
                 (COST $2,263,000) - 10.5%                             2,263,000
                                                                     ===========

                 TOTAL INVESTMENTS
                   (COST $20,599,557) - 110.4%                        23,770,031

                 Liabilities less other assets - (10.4) %             (2,244,295)
                                                                     -----------

                 TOTAL NET ASSETS - 100.0%                           $21,525,736
                    (equivalent to $10.10 per share;                 ===========
                    unlimited shares of $1.00 par
                    value capital shares authorized;
                    2,132,180  shares outstanding)


                 ADR - American Depository Receipt
                 PLC - Public Limited Company
                 * Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -5-

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)


   NUMBER OF
    SHARES                                                               VALUE
    ------                                                               -----

                 COMMON STOCKS 99.3%
                 CONSUMER DISCRETIONARY 10.3%
      9,200      BorgWarner, Inc.                                    $   842,076
      2,400      Garmin Ltd.                                             286,560
      8,200      Morningstar, Inc.*                                      503,480
      8,500      Nordstrom, Inc.                                         398,565
      8,200      Panera Bread Co.*                                       334,560
      9,000      Phillips-Van Heusen                                     472,320
      5,800      priceline.com, Inc.*                                    514,750
     17,400      TJX Companies, Inc.                                     505,818
                                                                     -----------
                                                                       3,858,129
                                                                     ===========
                 CONSUMER STAPLES 7.9%
      7,500      Brown-Forman Corp.                                      561,825
     12,300      H.J. Heinz Co.                                          568,260
     10,200      Hansen Natural Corp.*                                   578,136
     22,000      Pilgrim's Pride Corp.                                   764,060
     11,450      Sanderson Farms, Inc.                                   477,122
                                                                     -----------
                                                                       2,949,403
                                                                     ===========
                 ENERGY 22.4%
     18,100      Chesapeake Energy Corp.                                 638,206
      5,000      Consol Energy, Inc.                                     233,000
      6,600      Forest Oil Corp.*                                       284,064
     35,100      Global Industries Ltd.*                                 904,176
     20,400      Grant Prideco, Inc.*                                  1,112,208
      8,700      Helix Energy Solutions Group, Inc.*                     369,402
     16,300      Hess Corp.                                            1,084,439
     11,700      Newfield Exploration Co.*                               563,472
     47,500      Nexen, Inc.                                           1,450,650
      7,800      Noble Corp.                                             382,590
      5,600      Peabody Energy Corp.                                    268,072
     12,200      Pioneer Natural Resources Co.                           548,756
      2,700      Sunoco, Inc.                                            191,106
      7,800      Tesoro Corp.                                            358,956
                                                                     -----------
                                                                       8,389,097
                                                                     ===========
                 FINANCIALS 13.5%
     15,100      AON Corp.                                               676,631
      7,800      Arch Capital Group Ltd.*                                580,398
      9,600      Assurant, Inc.                                          513,600
     41,400      Host Hotels & Resorts, Inc. REIT                        929,016
     10,700      Legg Mason, Inc.                                        901,903
     11,400      Prologis REIT                                           756,390
     12,700      T Rowe Price Group, Inc.                                707,263
                                                                     -----------
                                                                       5,065,201
                                                                     ===========
                 HEALTH CARE 3.9%
      7,300      Covance, Inc.*                                          568,670
     14,000      Coventry Health Care, Inc.*                             870,940
                                                                     -----------
                                                                       1,439,610
                                                                     ===========

                                      -6-

                 INDUSTRIALS 8.1%
      9,200      AGCO Corp.*                                             467,084
      6,100      Ceradyne, Inc.*                                         462,014
      5,200      CSX Corp.                                               222,196
      2,900      Foster Wheeler Ltd.*                                    380,712
      8,000      FTI Consulting, Inc.*                                   402,480
      9,700      ITT Corp.                                               658,921
      4,900      Terex Corp.*                                            436,198
                                                                     -----------
                                                                       3,029,605
                                                                     ===========

                 INFORMATION TECHNOLOGY 13.7%
     18,200      Arris Group, Inc.*                                      224,770
     35,800      Avnet, Inc.*                                          1,426,988
     14,000      Comtech Telecommunications Corp.*                       748,860
      2,200      DST Systems, Inc.*                                      188,782
      6,200      Factset Research Systems, Inc.                          425,010
      5,500      Formfactor, Inc.*                                       244,035
      2,600      Harris Corp.                                            150,254
     20,700      Hewitt Associates, Inc.*                                725,535
      9,600      Juniper Networks, Inc.*                                 351,456
     16,500      THQ, Inc.*                                              412,170
      9,100      Western Digital Corp.*                                  230,412
                                                                     -----------
                                                                       5,128,272
                                                                     ===========
                 MATERIALS 12.8%
      9,600      Agnico-Eagle Mines Ltd.                                 478,080
     21,600      Celanese Corp.                                          841,968
      7,900      Cleveland-Cliffs, Inc.                                  694,963
      3,100      Freeport-McMoRan Copper & Gold, Inc.                    325,159
     22,100      OM Group, Inc.*                                       1,167,101
      4,500      Potash Corporation of Saskatchewan                      475,650
     17,800      Silver Wheaton Corp.*                                   249,556
     11,600      Steel Dynamics, Inc.                                    541,720
                                                                     -----------
                                                                       4,774,197
                                                                     ===========
                 MISCELLANEOUS 1.0%
      8,200      Market Vectors Gold Miners ETF                          371,870
                                                                     ===========

                 UTILITIES 5.7%
     11,900      Energen Corp.                                           679,728
      8,300      National Fuel Gas Co.                                   388,523
     11,300      OGE Energy Corp.                                        374,030
      8,600      Vectren Corp.                                           234,694
     10,000      Wisconsin Energy Corp.                                  450,300
                                                                     -----------
                                                                       2,127,275
                                                                     ===========
                 TOTAL COMMON STOCKS
                   (COST $34,403,529)-99.3%                           37,132,659
                                                                     ===========

                 SHORT-TERM INVESTMENTS - 2.9%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
 $1,103,000      4.000%, 10/01/07                                      1,103,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $1,103,000) - 2.9%                            1,103,000
                                                                     ===========

                                      -7-

                 TOTAL INVESTMENTS 102.2%
                   (COST $35,506,529)                                 38,235,659

                 Liabilities less other Assets - (2.2)%                 (837,117)
                                                                     -----------

                 TOTAL NET ASSETS - 100.0%                           $37,398,542
                    (equivalent to $12.21 per share;                 ===========
                    unlimited shares of $1.00 par
                    value capital shares authorized;
                    3,062,909  shares outstanding)

                 ETF - Exchange Traded Fund
                 REIT - Real Estate Investment Trust
                 * Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -8-

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)



   NUMBER OF
    SHARES                                                              VALUE
    ------                                                              -----

                 COMMON STOCKS - 97.1%
                 CONSUMER DISCRETIONARY - 3.3%
    300,000      Collective Brands, Inc.*                            $ 6,618,000
    200,000      LKQ Corp.*                                            6,962,000
    100,000      Tempur-Pedic International, Inc.                      3,575,000
    200,000      Universal Electronics, Inc.*                          6,500,000
                                                                     -----------
                                                                      23,655,000
                                                                     ===========
                 CONSUMER STAPLES - 0.5%
     80,000      Sanderson Farms, Inc.                                 3,333,600
                                                                     ===========

                 ENERGY - 9.3%
    135,000      Arena Resources, Inc.*                                8,842,500
    290,000      Encore Acquisition Co.*                               9,178,500
    200,000      Hornbeck Offshore Services, Inc.*                     7,340,000
    200,000      Matrix Service Co.*                                   4,190,000
     75,000      NATCO Group, Inc.*                                    3,881,250
    200,000      Oil States International, Inc.*                       9,660,000
     80,000      OYO Geospace Corp.*                                   7,416,800
    175,000      Tetra Technologies, Inc.*                             3,699,500
    175,000      W-H Energy Services, Inc.*                           12,906,250
                                                                     -----------
                                                                      67,114,800
                                                                     ===========
                 FINANCIALS - 1.9%
    210,000      National Financial Partners Corp.                    11,125,800
     50,000      Stifel Financial Corp.*                               2,892,000
                                                                     -----------
                                                                      14,017,800
                                                                     ===========
                 HEALTH CARE - 19.3%
    350,000      Amedisys, Inc.*                                      13,447,000
    130,000      ArthroCare Corp.*                                     7,265,700
    200,000      Haemonetics Corp.*                                    9,884,000
    250,000      HealthExtras, Inc.*                                   6,957,500
    225,000      HMS Holdings Corp.*                                   5,537,250
    150,000      Immucor, Inc.*                                        5,362,500
    200,000      Integra LifeSciences Holdings Corp.*                  9,716,000
    395,000      inVentiv Health, Inc.*                               17,308,900
    175,000      IRIS International, Inc.*                             3,360,000
    275,000      Lifecell Corp.*                                      10,331,750
    645,000      Meridian Bioscience, Inc.                            19,556,400
    130,000      Omnicell, Inc.*                                       3,710,200
    200,000      PharmaNet Development Group, Inc.*                    5,806,000
    150,000      Techne Corp.*                                         9,462,000
    175,000      Varian, Inc.*                                        11,131,750
                                                                     -----------
                                                                     138,836,950
                                                                     ===========
                 INDUSTRIALS - 30.9%
    180,000      AO Smith Corp.                                        7,898,400
    200,000      Barnes Group, Inc.                                    6,384,000
    350,110      BE Aerospace, Inc.*                                  14,540,068

                                      -9-

    300,000      Consolidated Graphics, Inc.*                         18,837,000
    300,000      Curtiss-Wright Corp.                                 14,250,000
    400,000      Dynamic Materials Corp.                              19,156,000
    100,000      EMCOR Group, Inc.*                                    3,136,000
    280,000      Exponent, Inc.*                                       7,025,200
    599,650      FTI Consulting, Inc.*                                30,168,392
     60,000      Geo Group, Inc.*                                      1,776,600
    500,000      Healthcare Services Group                            10,135,000
    175,000      Kaydon Corp.                                          9,098,250
    250,000      Ladish Co., Inc.*                                    13,870,000
    135,000      Layne Christensen Co.*                                7,489,800
     80,000      Lindsay Corp.                                         3,502,400
    150,000      LMI Aerospace, Inc.*                                  3,472,500
    150,000      Middleby Corp.*                                       9,681,000
     75,000      Robbins & Myers, Inc.                                 4,296,750
    275,000      Teledyne Technologies, Inc.*                         14,682,250
    100,000      Tennant Co.                                           4,870,000
    175,000      Wabtec Corp.                                          6,555,500
    180,000      Woodward Governor Co.                                11,232,000
                                                                     -----------
                                                                     222,057,110
                                                                     ===========
                 INFORMATION TECHNOLOGY - 26.7%
    400,000      Ansys, Inc.*                                         13,668,000
    400,000      Blackbaud, Inc.                                      10,096,000
    200,000      Cohu, Inc.                                            3,750,000
    375,000      Comtech Telecommunications Corp.*                    20,058,750
    275,000      Daktronics, Inc.                                      7,485,500
    400,000      Diodes, Inc.*                                        12,840,000
    260,000      Electro Scientific Industries, Inc.*                  6,229,600
    125,000      Electronics for Imaging*                              3,357,500
    100,000      FEI Co.*                                              3,143,000
    200,000      Flir Systems, Inc.*                                  11,078,000
     70,000      Formfactor, Inc.*                                     3,105,900
    725,000      Jack Henry & Associates, Inc.                        18,748,500
    425,000      Micros Systems, Inc.*                                27,654,750
    750,000      Microsemi Corp.*                                     20,910,000
    120,000      Power Integrations, Inc.*                             3,565,200
    475,000      Radiant Systems, Inc.*                                7,519,250
    175,000      Standard Microsystems Corp.*                          6,723,500
    280,000      Stratasys, Inc.*                                      7,716,800
    100,000      Synaptics, Inc.*                                      4,776,000
                                                                     -----------
                                                                     192,426,250
                                                                     ===========
                 MATERIALS - 3.2%
     50,000      AM Castle & Co.                                       1,630,000
    140,000      Brush Engineered Materials, Inc.*                     7,264,600
    150,000      Flotek Industries, Inc.*                              6,622,500
     75,000      Metal Management, Inc.                                4,065,000
     70,000      OM Group, Inc.*                                       3,696,700
                                                                     -----------
                                                                      23,278,800
                                                                     ===========
                 MISCELLANEOUS - 2.0%
    180,000      iShares Russell 2000 Index Fund                      14,407,200
                                                                     ===========

                 TOTAL COMMON STOCKS
                   (COST $597,229,596) - 97.1%                       699,127,510
                                                                     ===========

                                      -10-

                 SHORT-TERM INVESTMENTS - 3.9%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$27,745,000      4.000%, 10/01/2007                                   27,745,000
                                                                     ===========

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $27,745,000) - 3.9%                          27,745,000
                                                                     ===========


                 TOTAL INVESTMENTS
                   (COST $624,974,596) - 101.0%                      726,872,510

                 Liabilities less other assets - (1.0)%               (7,504,194)
                                                                     -----------


                 TOTAL NET ASSETS - 100.0%                         $ 719,368,316
                   (equivalent to $18.90 per share;                =============
                    unlimited shares of $1.00 par
                    value capital shares authorized;
                    38,055,876  shares outstanding)

                 * Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -11-

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)




     NUMBER OF
      SHARES                                                                 VALUE
      ------                                                                 -----

                 COMMON STOCKS (ADR'S) - 94.7%
                 AUSTRALIA - 5.0%
       385,000   Australia and New Zealand Banking Group Ltd.          $   50,594,698
       746,876   BHP Billiton Ltd.(1)                                      58,704,454
       775,000   CSL Ltd.(2)                                               73,590,708
                                                                       --------------
                                                                          182,889,860
                                                                       ==============
                 AUSTRIA - 1.6%
     1,103,480   Erste Bank der Oesterreichischen Sparkassen A.G.(1)       41,939,964
       222,213   OMV A.G.(2)                                               14,798,400
                                                                       --------------
                                                                           56,738,364
                                                                       ==============
                 BELGIUM - 0.7%
       173,500   Solvay S.A.(2)                                            25,109,635
                                                                       ==============

                 BRAZIL - 3.9%
       802,180   Cia de Bebidas das Americas                               58,663,423
       846,930   Empresa Brasileira de Aeronautica S.A.                    37,197,166
       618,194   Petroleo Brasileiro S.A.(1)                               46,673,647
                                                                       --------------
                                                                          142,534,236
                                                                       ==============
                 CANADA - 5.0%
       687,150   Imperial Oil Ltd.(1,2)                                    34,055,154
       625,200   Potash Corp. of Saskatchewan(2)                           66,083,640
       649,900   Royal Bank of Canada(2)                                   36,082,448
       589,800   Toronto-Dominion Bank(2)                                  45,225,864
                                                                       --------------
                                                                          181,447,106
                                                                       ==============
                 CHILE - 1.0%
       199,950   Sociedad Quimica Y Minera de Chile S.A.(1)                34,677,329
                                                                       ==============

                 DENMARK - 1.3%
     1,040,883   Danske Bank S.A.(1)                                       21,075,383
       220,000   Novo Nordisk S.A.(1)                                      26,628,800
                                                                       --------------
                                                                           47,704,183
                                                                       ==============
                 FINLAND - 1.4%
     1,676,835   Sampo Oyj(2)                                              51,053,807
                                                                       ==============

                 FRANCE - 4.5%
     2,435,251   Alcatel-Lucent(1)                                         24,790,855
       260,000   Dassault Systems S.A.(2)                                  17,015,358
       596,232   Groupe Danone(2)                                          46,803,195
       339,666   LVMH Moet Hennessy Louis Vuitton S.A.(2)                  40,608,249
       424,270   Total S.A.(1)                                             34,378,598
                                                                       --------------
                                                                          163,596,255
                                                                       ==============
                 GERMANY - 8.9%
       789,600   Adidas A.G.(1)                                            25,827,421
     2,706,000   Allianz S.E.(1)                                           62,968,620
       221,800   Bayer A.G.*(1)                                            17,569,621

                                      -12-

       367,300   Bayerische Motoren Werke A.G.(2)                          23,687,507
       800,000   Deutsche Post A.G.(2)                                     23,162,685
       783,200   Fresenius Medical Care A.G.(1)                            41,556,592
       794,100   Henkel KGaA(1)                                            40,678,487
       660,890   SAP A.G.(1)                                               38,774,416
       339,105   Siemens A.G.(1)                                           46,542,161
                                                                       --------------
                                                                          320,767,510
                                                                       ==============
                 GREECE - 3.0%
       987,100   Coca Cola Hellenic Bottling Co., S.A.(2)                  56,850,896
     1,481,920   Cosmote Mobile Telecommunications S.A.(2)                 50,788,214
                                                                       --------------
                                                                          107,639,110
                                                                       ==============
                 HONG KONG - 0.8%
     3,738,200   CLP Holdings Ltd.                                         25,888,156
     1,000,000   Li & Fung Ltd.(2)                                          4,247,815
                                                                       --------------
                                                                           30,135,971
                                                                       ==============
                 HUNGARY - 1.3%
     1,035,900   Magyar Telekom Telecommunications PLC(1)                  28,994,841
       120,000   MOL Hungarian Oil and Gas Rt.(1)                          19,358,988
                                                                       --------------
                                                                           48,353,829
                                                                       ==============
                 IRELAND - 1.9%
     2,055,500   Anglo Irish Bank Corp. PLC                                38,002,084
       738,286   Ryanair Holdings PLC*(1)                                  30,646,252
                                                                       --------------
                                                                           68,648,336
                                                                       ==============
                 ISRAEL - 1.4%
     1,116,111   Teva Pharmaceutical Industries Ltd.(1)                    49,633,456
                                                                       ==============

                 ITALY - 2.6%
     1,347,700   Luxottica Group S.p.A.(1)                                 45,687,030
     1,128,148   Saipem S.p.A.(2)                                          48,000,836
                                                                       --------------
                                                                           93,687,866
                                                                       --------------
                 JAPAN - 12.8%
     1,894,580   Asahi Breweries Ltd.(2)                                   28,826,805
     1,183,200   Canon, Inc.(1)                                            64,235,928
       462,100   Fanuc Ltd.(2)                                             47,047,698
       732,900   Ito En Ltd.(2)                                            17,842,195
       219,870   Ito En Ltd. - Pfd(2)                                       4,368,152
         3,006   Japan Tobacco, Inc.(2)                                    16,491,640
       482,232   Komatsu Ltd.                                              64,736,463
     2,106,400   Nidec Corp.(1)                                            36,925,192
     1,910,500   NTT DoCoMo, Inc.(1)                                       27,205,520
       611,200   Takeda Pharmaceutical Co., Ltd.(2)                        42,937,843
     1,192,039   Terumo Corp.(2)                                           60,112,387
       236,200   Toyota Motor Corp.(1)                                     27,602,332
       286,059   Yamada Denki Co., Ltd.(2)                                 28,278,840
                                                                       --------------
                                                                          466,610,995
                                                                       ==============
                 LUXEMBOURG - 0.2%
       100,000   Millicom International Cellular S.A.*(2)                   8,390,000
                                                                       ==============

                 NETHERLANDS - 2.0%
     2,496,057   Aegon N.V.(2)                                             47,499,965
       287,900   Akzo Nobel N.V.(1)                                        23,665,495
                                                                       --------------
                                                                           71,165,460
                                                                       ==============
                 SINGAPORE - 1.4%
     1,720,000   United Overseas Bank Ltd.(1)                              51,213,516
                                                                       ==============

                 SOUTH KOREA - 1.0%
        50,000   Shinsegae Co., Ltd.(2)                                    34,803,038
                                                                       ==============

                                      -13-


                 SPAIN - 4.4%
     1,190,000   Banco Bilbao Vizcaya Argentaria S.A.(1)                   27,703,200
       602,260   Iberdrola S.A.(1)                                         35,287,979
       695,400   Inditex S.A.(2)                                           46,735,785
       585,368   Telefonica S.A.                                           49,042,131
                                                                       --------------
                                                                          158,769,095
                                                                       ==============
                 SWEDEN - 3.7%
     2,672,880   Sandvik A.B.(1)                                           57,122,118
     1,820,010   Svenska Cellulosa A.B.(2)                                 33,831,012
     1,122,740   Telefonaktiebolaget LM Ericsson(1)                        44,685,052
                                                                       --------------
                                                                          135,638,182
                                                                       ==============
                 SWITZERLAND - 8.5%
     3,163,100   ABB Ltd.(1)                                               82,968,113
        10,000   Givaudan S.A.(2)                                           9,210,752
       367,700   Nestle S.A.                                               41,154,565
       106,600   Nobel Biocare Holding A.G.(2)                             28,767,035
       577,426   Novartis A.G.                                             31,735,333
       359,600   Roche Holding A.G.                                        32,490,831
        10,000   Swatch Group A.G.(2)                                       3,269,988
       159,902   Swiss Reinsurance(1)                                      14,194,341
       291,568   Synthes, Inc.(2)                                          32,521,238
       605,947   UBS A.G.(2)                                               32,266,678
                                                                       --------------
                                                                          308,578,874
                                                                       ==============
                 TAIWAN - 1.1%
     3,766,624   Taiwan Semiconductor Manufacturing Co., Ltd.(1)           38,118,235
                                                                       ==============

                 UNITED KINGDOM - 12.5%
       561,600   BG Group PLC                                              48,399,025
       596,400   British American Tobacco PLC(1)                           42,928,872
       864,820   GlaxoSmithKline PLC                                       46,008,424
     1,323,050   Imperial Chemical Industries PLC(1)                       70,299,600
       700,000   Reckitt Benckiser PLC(2)                                  40,961,695
     2,525,286   Royal Bank of Scotland Group PLC(2)                       27,012,534
     7,125,000   Sage Group PLC(2)                                         36,183,909
       702,700   Shire PLC                                                 51,985,746
     1,946,400   Tesco PLC(1)                                              52,255,779
     1,085,006   Vodafone Group PLC(1)                                     39,385,718
                                                                       --------------
                                                                          455,421,302
                                                                       ==============
                 UNITED STATES - 2.8%
       704,200   AFLAC, Inc.(1,2)                                          40,167,568
       585,700   Mettler-Toledo International, Inc.*(2)                    59,741,400
                                                                       --------------
                                                                           99,908,968
                                                                       ==============
                 TOTAL COMMON STOCKS (ADR'S)
                 (COST $2,187,816,189) - 94.7%                          3,433,234,518
                                                                       ==============

                 SHORT-TERM INVESTMENTS - 5.8%
                 U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$  209,015,000   4.000%, 10/01/2007                                       209,015,000
                                                                       ==============

                 TOTAL SHORT-TERMS INVESTMENTS
                   (COST $209,015,000) - 5.8%                             209,015,000
                                                                       ==============

                 COLLATERAL INVESTMENT FOR
                 SECURITIES ON LOAN - 14.1%
                 (COST $509,540,311) - 14.1%                              509,540,311
                                                                       ==============

                                      -14-


                 TOTAL INVESTMENTS
                   (COST $2,906,371,500) - 114.6%                       4,151,789,829

                 Liabilities less other assets - (14.6)%                 (527,851,517)
                                                                       --------------

                 TOTAL NET ASSETS - 100.0%                             $3,623,938,312
                    (equivalent to $38.05 per share;                   ==============
                    unlimited shares of $1.00 par
                    value capital shares authorized;
                    95,236,370 shares outstanding)

                 ADR - American Depository Receipt
                 PLC - Public Limited Company
                 * Non-income producing security
                 (1) Security on Loan, see accompanying Notes for collateral pool detail.
                 (2) Non ADR

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -15-

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)




   PRINCIPAL
    AMOUNT                                                               VALUE
    ------                                                               -----

                   CORPORATE BONDS - 20.1%
                   Anheuser-Busch Companies, Inc.
$   750,000        5.750%, 04/01/10                                  $   769,321
                   AT&T, Inc.
  2,000,000        6.250%, 03/15/11                                    2,059,628
                   Berkshire Hathaway Finance Corp.
    575,000        3.375%, 10/15/08                                      565,674
  1,000,000        4.200%, 12/15/10                                      976,982
    800,000        4.625%, 10/15/13                                      770,799
                   Computer Sciences Corp.
  1,500,000        3.500%, 04/15/08                                    1,480,331
                   IBM Corp.
    500,000        7.500%, 06/15/13                                      554,470
                   Lincoln National Corp.
  1,000,000        4.750%, 02/15/14                                      959,408
                   M&I Bank
    727,273        2.900%, 08/18/09                                      707,329
                   Matson Navigation Co., Inc.
    210,000        5.337%, 09/04/28                                      212,782
                   Merrill Lynch & Co., Inc.
  1,566,000        6.000%, 02/17/09                                    1,577,366
                   Morgan Stanley
  1,000,000        3.875%, 01/15/09                                      985,197
                   Northern Trust Co.
    465,000        7.100%, 08/01/09                                      482,726
                   SLM Corp.
  1,000,000        4.500%, 07/26/10                                      936,733
                   Target Corp.
     50,000        3.375%, 03/01/08                                       49,593
  1,000,000        6.350%, 01/15/11                                    1,035,826
                   Verizon Global Funding Corp.
     75,000        4.000%, 01/15/08                                       74,721
                   Verizon Virginia, Inc.
  3,000,000        4.625%, 03/15/13                                    2,899,361
                                                                     -----------

                   TOTAL CORPORATE BONDS
                   (COST $17,182,249) - 20.1%                         17,098,247
                                                                     ===========

                   GOVERNMENT-SPONSORED ENTERPRISES - 39.8%

                   Government National Mortgage Association
      1,680        6.250%, 05/15/08                                        1,687
      2,432        6.000%, 07/20/08                                        2,437
     14,345        6.000%, 08/15/08                                       14,416

                                      -16-

      6,964        9.500%, 10/15/08                                        7,262
      1,643        6.000%, 10/20/08                                        1,646
        445        6.000%, 11/20/08                                          446
      1,763        6.500%, 02/20/09                                        1,781
      3,590        7.500%, 03/20/09                                        3,649
      8,081        6.000%, 05/15/09                                        8,161
      2,472        7.000%, 05/15/09                                        2,484
     33,088        6.000%, 04/15/11                                       33,679
     19,840        6.500%, 10/15/11                                       20,310
     32,752        6.500%, 02/15/12                                       33,683
     17,732        6.000%, 02/20/13                                       17,993
      2,850        6.000%, 03/15/13                                        2,900
     30,907        6.000%, 03/20/13                                       31,361
      9,572        6.000%, 06/15/13                                        9,741
     34,132        6.000%, 08/15/13                                       34,735
     37,398        6.000%, 08/20/13                                       37,948
     53,733        6.000%, 12/20/13                                       54,523
     46,899        6.000%, 01/20/14                                       47,459
     36,063        6.000%, 02/20/14                                       36,494
     49,719        6.000%, 05/15/14                                       50,460
     24,016        6.000%, 05/20/14                                       24,303
     38,987        7.000%, 08/20/15                                       40,224
      6,311        6.000%, 01/20/16                                        6,388
    144,747        5.500%, 04/20/16                                      144,733
     69,278        6.000%, 04/20/16                                       70,123
    257,675        6.000%, 05/15/16                                      261,579
     57,896        6.500%, 05/15/16                                       59,427
     73,036        6.000%, 07/20/16                                       73,926
     19,363        7.000%, 07/20/16                                       20,008
     99,548        6.000%, 08/15/16                                      101,057
     97,350        6.000%, 08/15/16                                       98,825
     79,067        6.000%, 08/15/16                                       80,265
    307,349        5.500%, 09/20/16                                      307,318
    115,900        7.000%, 09/20/16                                      119,758
    646,987        5.500%, 11/15/16                                      648,789
    157,221        5.500%, 11/15/16                                      157,659
    263,151        6.000%, 11/15/16                                      267,138
      5,545        5.500%, 12/20/16                                        5,544
    458,057        5.500%, 01/15/17                                      459,185
      4,907        6.000%, 01/15/17                                        4,981
    188,242        6.500%, 01/15/17                                      193,010
    167,799        6.000%, 02/15/17                                      170,331
     14,537        6.000%, 02/15/17                                       14,757
     50,532        5.500%, 02/20/17                                       50,507
    198,408        5.000%, 04/20/17                                      195,018
    383,798        5.500%, 05/20/17                                      383,612
     83,944        5.000%, 06/15/17                                       82,758
    171,291        5.500%, 06/20/17                                      170,389
    335,936        5.500%, 08/15/17                                      336,763
    436,835        5.500%, 08/15/17                                      437,910
    107,278        5.500%, 08/20/17                                      107,226
    119,448        5.500%, 09/20/17                                      119,391
    466,179        5.500%, 10/15/17                                      467,326
     95,565        6.000%, 10/15/17                                       97,007
    375,204        5.500%, 10/20/17                                      375,023
    338,276        6.000%, 10/20/17                                      342,370
    344,686        5.000%, 11/15/17                                      339,767

                                      -17-

     15,021        5.500%, 11/15/17                                       15,058
    543,481        5.500%, 11/15/17                                      544,819
    340,894        5.000%, 11/20/17                                      335,069
     30,753        5.000%, 12/15/17                                       30,315
     82,776        5.000%, 12/20/17                                       81,362
    388,452        5.000%, 02/15/18                                      382,742
     55,175        5.000%, 02/15/18                                       54,364
     20,006        5.000%, 03/15/18                                       19,712
     59,676        5.000%, 03/15/18                                       58,799
     31,295        5.500%, 03/20/18                                       31,262
  1,553,169        5.000%, 04/16/18                                    1,543,067
  1,136,141        5.000%, 04/20/18                                    1,116,177
    177,471        5.000%, 05/15/18                                      174,862
     50,831        5.000%, 06/15/18                                       50,084
    115,615        5.000%, 06/20/18                                      113,583
     37,645        5.000%, 07/15/18                                       37,092
    101,074        5.000%, 07/15/18                                       99,589
     43,426        5.000%, 07/15/18                                       42,788
     44,119        5.000%, 07/15/18                                       43,470
    100,316        5.000%, 07/20/18                                       98,553
    375,092        5.500%, 07/20/18                                      374,699
     13,061        4.500%, 08/15/18                                       12,640
    729,573        5.000%, 08/15/18                                      718,850
     30,834        5.000%, 08/15/18                                       30,381
    351,208        5.000%, 08/20/18                                      345,037
    160,018        5.500%, 08/20/18                                      159,850
     47,737        6.000%, 09/15/18                                       48,330
    286,886        5.000%, 10/15/18                                      282,646
    102,182        5.500%, 10/15/18                                      102,377
    302,216        5.500%, 10/20/18                                      301,900
     12,038        5.000%, 11/15/18                                       11,862
     26,601        5.000%, 12/20/18                                       26,134
    191,755        5.000%, 02/20/19                                      188,292
     53,433        5.000%, 04/15/19                                       52,623
    575,286        5.000%, 06/20/19                                      564,897
    581,295        5.500%, 06/20/19                                      580,354
     72,535        5.500%, 07/20/19                                       72,417
    466,318        5.000%, 08/20/19                                      457,897
    157,553        5.500%, 08/20/19                                      157,299
     14,417        5.000%, 09/15/19                                       14,199
     91,299        5.000%, 10/20/19                                       89,650
    285,795        5.500%, 10/20/19                                      285,333
    514,508        5.000%, 11/15/19                                      506,708
    480,633        5.000%, 11/20/19                                      471,953
    682,028        5.500%, 11/20/19                                      680,925
    129,451        5.000%, 12/15/19                                      127,488
    496,522        5.000%, 01/20/20                                      487,153
     96,366        5.500%, 04/20/20                                       96,167
    400,000        4.490%, 08/16/25                                      393,200
  1,000,000        5.303%, 07/16/28                                      997,915
    159,475        7.000%, 11/15/28                                      167,234
  1,500,000        4.860%, 02/16/30                                    1,491,207
  2,953,035        3.947%, 11/16/30                                    2,886,078
     93,224        6.500%, 05/20/31                                       95,443
     26,079        6.500%, 10/20/31                                       26,699
    336,844        5.000%, 05/15/33                                      326,495
     21,229        5.500%, 08/20/33                                       20,896

                                      -18-

  3,500,000        5.297%, 11/16/35(1)                                 3,444,151
  2,700,000        5.346%, 07/16/36(1)                                 2,671,920
  1,000,000        5.065%, 12/16/36                                      973,447
  1,000,000        5.121%, 12/16/46                                      983,128
                                                                     -----------

                   TOTAL GOVERNMENT-SPONSORED ENTERPRISES
                     (COST $34,454,317) - 39.8%                       33,888,291
                                                                     ===========


                   MUNICIPAL BONDS - 1.0%
                   Kansas State Development Financial Authority
    150,000        4.369%, 10/01/10                                      147,851
    675,000        4.500%, 10/01/11                                      662,195
                                                                     -----------
                   TOTAL MUNICIPAL BONDS
                     (COST $825,000) - 1.0%                              810,046
                                                                     ===========

                   U.S. GOVERNMENT AGENCIES - 32.6%
                   Federal Home Loan Bank
  1,969,000        4.000%, 10/01/07                                    1,969,000
     25,000        3.875%, 02/12/10                                       24,710
     25,000        4.375%, 03/17/10                                       25,001
  1,750,000        4.500%, 11/15/12                                    1,741,721
                                                                     -----------
                                                                       3,760,432
                                                                     ===========
                   Federal Home Loan Mortgage Corp.
  4,000,000        5.000%, 01/16/09(1)                                 4,028,744
    156,780        4.000%, 02/01/09                                      154,160
  1,250,000        4.375%, 07/30/09                                    1,249,726
    785,421        5.500%, 12/15/18                                      785,414
    564,494        6.000%, 10/01/25                                      568,032
    573,585        5.000%, 08/15/32(1)                                   577,458
                                                                     -----------
                                                                       7,363,534
                                                                     ===========
                   Federal National Mortgage Association
     15,000        3.250%, 08/15/08                                       14,824
  7,000,000        5.250%, 01/15/09(1)                                 7,066,556
  1,300,000        5.375%, 11/15/11(1)                                 1,341,165
  2,750,000        4.750%, 02/21/13(1)                                 2,762,952
                                                                     -----------
                                                                      11,185,497
                                                                     ===========
                   Small Business Administration
     89,296        6.600%, 07/01/09                                       90,007
        915        9.100%, 10/01/09                                          933
      4,620        8.800%, 01/01/10                                        4,705
      1,951        9.450%, 02/01/10                                        1,995
    104,644        8.017%, 02/10/10                                      108,696
     21,204        7.460%, 03/01/10                                       21,557
    214,733        6.640%, 02/01/11                                      220,455
      6,437        8.625%, 02/01/11                                        6,584
    389,114        5.970%, 03/01/11                                      393,178
    206,663        5.750%, 05/01/11                                      208,625
    544,831        6.090%, 07/01/11                                      552,234
      1,814        8.850%, 08/01/11                                        1,858
    314,840        5.550%, 09/01/11                                      317,825
    306,646        5.886%, 09/01/11                                      311,056
      8,429        8.600%, 09/01/11                                        8,643
     15,658        8.250%, 11/01/11                                       15,943
     37,221        7.600%, 01/01/12                                       37,930
     72,294        7.400%, 08/01/12                                       73,803
     53,447        7.050%, 09/01/12                                       54,506

                                      -19-

     38,338        7.550%, 11/01/12                                       39,101
    125,392        8.150%, 02/01/15                                      130,270
  1,353,010        6.440%, 06/01/21                                    1,400,856
  1,329,092        6.340%, 08/01/21                                    1,374,091
                                                                     -----------
                                                                       5,374,851
                                                                     ===========
                   TOTAL U.S. GOVERNMENT AGENCIES
                     (COST $27,445,528) - 32.6%                       27,684,314
                                                                     ===========


                   U.S. GOVERNMENT SECURITIES - 5.9%
                   U.S. Treasury Note
  5,000,000        4.625%, 11/30/08(1)                                 5,039,845
                                                                     ===========

                   TOTAL U.S. GOVERNMENT SECURITIES
                    (COST $4,995,319) -5.9%                            5,039,845
                                                                     -----------

                   COLLATERAL INVESTMENT FOR
                   SECURITIES ON LOAN
                    (COST $24,692,276) - 29.0%                        24,692,276
                                                                     ===========


                   TOTAL INVESTMENTS
                     (COST $109,594,689) - 128.4%                    109,213,019

                   Liabilities less other assets - (28.4)%           (24,166,351)
                                                                     -----------

                   TOTAL NET ASSETS - 100.0%                         $85,046,668
                      (equivalent to $10.90 per share;               ===========
                      unlimited shares of $1.00 par
                      value capital shares authorized;
                      7,806,016 shares outstanding)


                   (1) SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL
                       POOL DETAIL.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -20-

UMB SCOUT FEDERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)

     PRINCIPAL
      AMOUNT                                                            VALUE
      ------                                                            -----

                   U.S. GOVERNMENT AGENCIES - 99.6%
                   FEDERAL HOME LOAN BANK - 79.3%
$40,000,000        4.000%, 10/01/07                                  $40,000,000
  3,500,000        3.750%, 10/01/07                                    3,500,000
  3,000,000        5.200%, 10/01/07                                    3,000,000
  4,500,000        5.250%, 10/01/07                                    4,500,000
  4,444,448        3.580%, 10/02/07, callable                          4,444,233
  3,984,000        4.050%, 10/02/07                                    3,983,552
  5,000,000        5.250%, 10/03/07, callable                          4,999,962
  2,500,000        Variable Rate, 10/03/07                             2,500,000
  1,500,000        4.100%, 10/04/07                                    1,499,487
    500,000        4.400%, 10/05/07                                      499,756
  4,000,000        4.500%, 10/17/07, callable                          3,998,541
  2,500,000        3.600%, 10/19/07, callable                          2,498,085
  7,000,000        Variable Rate, 11/01/07                             6,996,078
  4,500,000        5.250%, 11/01/07                                    4,499,814
  1,595,000        Variable Rate, 11/06/07                             1,593,571
  6,000,000        5.250%, 11/13/07                                    6,000,000
  5,000,000        5.220%, 11/14/07, callable                          5,000,000
  1,000,000        3.500%,  11/15/07                                     998,250
  4,500,000        Variable Rate, 11/15/07                             4,499,764
  2,000,000        5.875%, 11/15/07                                    2,002,200
  5,000,000        5.250%, 11/16/07, callable                          5,000,000
  5,000,000        5.250%, 11/16/07                                    5,000,000
  2,500,000        5.200%, 11/21/07, callable                          2,500,000
  1,000,000        5.270%, 11/21/07, callable                          1,000,435
  1,000,000        5.680%, 12/03/07                                    1,000,871



                                      -21-


  1,250,000        Variable Rate, 12/03/07, callable                   1,250,000
  5,000,000        3.250%, 12/17/07                                    4,985,064
    500,000        3.000%, 12/19/07, callable                            497,775
  6,000,000        Variable Rate, 12/19/07                             5,989,077
  5,000,000        5.250%, 12/19/07, callable                          5,000,000
  2,000,000        4.460%, 12/21/07, callable                          1,997,113
  5,000,000        4.500%, 12/26/07, callable                          4,994,848
  3,000,000        5.250%, 12/26/07                                    3,000,000
  4,900,000        5.500%, 12/27/07                                    4,902,181
  1,700,000        3.300%, 01/17/08, callable                          1,690,213
  4,460,000        5.000%, 01/23/08                                    4,460,000
  3,500,000        5.250%, 01/23/08                                    3,500,227
 10,000,000        Variable Rate, 01/24/08                            10,000,000
    500,000        4.500%, 01/25/08, callable                            498,769
  3,890,000        4.430%, 01/29/08, callable                          3,884,957
 10,000,000        5.250%, 01/30/08                                   10,000,000
 10,000,000        Variable Rate, 02/07/08                             9,999,493
  5,000,000        5.200%, 02/13/08                                    5,000,000
 15,000,000        Variable Rate, 02/28/08                            15,000,000
  1,500,000        5.300%, 03/19/08, callable                          1,500,000
  1,000,000        4.500%, 04/11/08, callable                            999,131
    800,000        3.250%, 04/14/08, callable                            791,605
  5,000,000        3.875%, 05/13/08, callable                          4,975,398
  6,000,000        5.250%, 06/19/08,  callable                         6,003,623
                                                                     -----------
                   TOTAL FEDERAL HOME LOAN BANK                      232,434,073
                                                                     ===========

                   FEDERAL HOME LOAN MORTGAGE CORP. - 4.6%
 10,000,000        5.000%, 10/19/07                                    9,975,000
  2,500,000        5.125%, 10/24/07                                    2,500,129
  1,000,000        3.000%, 06/30/08, callable                            981,640
                                                                     -----------
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORP.             13,456,769
                                                                     ===========


                                      -22-

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.8%
  5,750,000        3.530%, 10/19/07, callable                          5,746,078
  2,525,000        3.375%, 10/25/07, callable                          2,522,511
  5,550,000        3.375%, 10/29/07, callable                          5,543,613
  2,950,000        5.250%, 10/30/07                                    2,950,493
    500,000        3.700%, 11/01/07, callable                            499,380
  1,650,000        3.250%, 11/15/07                                    1,646,841
  1,000,000        3.450%, 11/21/07, callable                            997,960
  7,500,000        5.250%, 01/02/08                                    7,500,000
  3,000,000        5.375%, 04/03/08, callable                          3,000,000
  6,500,000        4.300%, 05/05/08, callable                          6,487,329
    500,000        2.875%, 05/19/08, callable                            491,520
                                                                     -----------

                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION        37,385,725
                                                                     ===========

                   FREDDIE MAC - 1.5%
  4,500,000        4.375%, 11/16/07                                    4,495,272
                                                                     ===========

                   FEDERAL FARM CREDIT BANK - 1.4%
  4,000,000        3.625%, 12/24/07, callable                          3,986,325
                                                                     ===========



                   TOTAL U.S. GOVERNMENT AGENCIES
                   (Cost $291,758,164) - 99.6%                       291,758,164
                                                                     ===========

                   TOTAL INVESTMENTS
                    (Cost $291,758,164) - 99.6%                      291,758,164

                   Other assets less liabilities - 0.4%                1,205,920
                                                                     -----------

                   TOTAL NET ASSETS - 100.0%                        $292,964,084
                      (equivalent to $1.00 per share;               ============
                      unlimited shares of $0.01 par
                      value capital shares authorized;
                      293,022,317 shares outstanding)

                   Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.




                                      -23-



UMB SCOUT PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)


    PRINCIPAL
     AMOUNT                                                             VALUE
     ------                                                             -----

                 SHORT-TERM CORPORATE NOTES - 50.4%
$  4,945,00      Alaska Housing Finance Corp.
                 5.600%, 10/10/07                                   $  4,938,077

                 American Express Credit Corp.
  1,420,000      3.750%, 11/20/07                                      1,417,146
  2,810,000      3.000%, 05/16/08                                      2,769,704

                 American General Finance
  1,550,000      4.500%, 11/15/07                                      1,548,541

                 American Honda Finance
  5,000,000      Variable Rate, 02/20/08 (3)                           5,000,000

                 American International Group, Inc.
    500,000      2.875%, 05/15/08                                        492,039

                 Bank of America Corp.
  3,000,000      6.625%, 10/15/07                                      3,001,345

                 Bank of Ireland
  1,400,000      5.000%, 10/12/07                                      1,397,733

                 Bank of Nova Scotia
 15,000,000      Variable Rate, 04/02/08                              14,997,733

                 Berkshire Hathaway
  1,000,000      Variable Rate, 01/11/08                               1,000,295

                 Branch Banking & Trust
 10,000,000      Variable Rate, 11/30/07                              10,000,111

                 Bristol Meyers Squib
 11,534,000      4.000%, 08/15/08                                      1,431,254

                 Cargill, Inc.
  1,000,000      4.850%, 10/01/07                                      1,000,000
 25,000,000      5.750%, 10/24/07                                     24,923,333

                 Caterpillar Financial Services Corp.
  1,000,000      3.670%, 10/04/07, callable                              999,852

                 Citigroup, Inc.
    500,000      5.350%, 10/11/07                                        499,257

                 Credit Suisse FB (USA), Inc.
  4,325,000      4.625%, 01/15/08                                      4,316,988
  5,000,000      Variable Rate, 06/03/08                               5,005,683

                 Deutsche Bank NY
 15,000,000      Variable Rate, 11/13/07                              15,000,000

                 General Electric Capital Corp.
  1,000,000      3.500%, 12/05/07                                        996,893

                 Gillette Co.
  5,000,000      3.500%, 10/15/07, callable                            4,996,293

                 Goldman Sachs Group, Inc.
  6,690,000      4.125%, 01/15/08                                      6,665,213
 10,000,000      Variable Rate, 02/26/08                              10,020,143

                                      -24-

                 IBM Corp.
  1,450,000      3.800%, 02/01/08                                      1,442,259
 15,000,000      Variable Rate, 09/08/08, callable (3)                14,996,463

                 Illinois Tool Works
 20,000,000      4.750%, 10/01/07                                     20,000,000

                 International Lease Corp.
  2,500,000      3.300%, 01/23/08                                      2,484,109

                 Kimberly Clark
 15,050,000      4.800%, 10/01/07                                     15,050,000

                 Medtronic, Inc.
 25,000,000      5.050%, 10/09/07                                     24,973,167

                 Morgan Stanley DW, Inc.
 10,000,000      Variable Rate, 01/11/08                              10,003,743

                 Nestle Capital Corp.
 18,000,000      4.800%, 10/01/07                                     18,000,000

                 Proctor & Gamble
  3,000,000      5.650%, 11/06/07                                      2,984,400

                 Royal Bank of Canada
 24,000,000      5.400%, 10/12/07                                     23,960,400

                 Stanley Works
  4,701,000      5.240%, 10/19/07                                      4,688,683

                 SunTrust Bank
 15,000,000      Variable Rate, 01/28/08                              15,002,109

                 Sysco Corp.
 25,000,000      4.770%, 10/04/07                                     24,990,063

                 Toyota Motor Credit Corp.
 20,000,000      4.680%, 10/02/07                                     19,997,400
 10,000,000      4.730%, 10/11/07                                      9,986,861
  5,000,000      2.875%, 08/01/08                                      4,905,562
                                                                    ------------

                 TOTAL SHORT-TERM CORPORATE NOTES
                   (COST $345,882,852)                               345,882,852
                                                                    ============

                 MUNICIPAL BONDS - 20.8%
 26,852,000      Austin Texas Combined Utility System
                 5.350%, 10/04/07                                     26,840,028

 25,000,000      Colorado Springs, Colorado,
                 Utility Revenue Bonds
                 Variable Rate, 11/01/27                              25,000,000

  3,300,000      Iowa Finance Authority
                 Single Family Mortgage
                 Variable Rate, 07/01/37                               3,300,000

                 Leland Stanford Jr. University
  8,000,000      5.250%, 10/03/07                                      7,997,667
 25,000,000      4.950%, 11/02/07                                     24,890,000

 14,200,000      Oakland County, Michigan
                 Taxable-Limited Tax Notes
                 5.250%, 04/01/08                                     14,203,192

  2,343,000      Power Authority of New York State
                 5.350%, 10/09/07                                      2,340,215

  3,460,000      Saginaw County, Michigan
                 Variable-Taxable-Limited
                 Tax Notes
                 Variable Rate, 03/01/10                               3,460,000

                                      -25-

 32,010,000      South Carolina Public Service
                 5.000%, 10/30/07                                     31,881,070

  3,075,000      Univ. of Michigan
                 5.400%, 11/06/07                                      3,075,000
                                                                    ------------

                 TOTAL MUNICIPAL BONDS
                  (COST $142,987,172)                                142,987,172
                                                                    ============

                 U.S. GOVERNMENT AGENCIES - 28.2%
                 FEDERAL HOME LOAN BANK - 27.5%
  3,415,000      5.200%, 10/01/07                                      3,415,000
  5,000,000      5.250%, 10/01/07                                      5,000,000
  7,500,000      Variable Rate, 10/03/07                               7,500,000
  8,223,000      4.580%, 10/10/07                                      8,213,585
  3,000,000      3.600%, 10/19/07, callable                            2,997,703
  5,000,000      5.250%, 11/01/07                                      4,999,794
  6,000,000      Variable Rate, 11/06/07                               5,994,625
  3,000,000      Variable Rate, 11/09/07, callable                     2,998,730
 10,000,000      5.250%, 11/13/07                                     10,000,000
 15,500,000      Variable Rate, 11/15/07                              15,499,184
 20,000,000      5.250%, 11/16/07, callable                           20,000,000
  5,000,000      5.250%, 11/16/07                                      5,000,000
  7,000,000      5.200%, 11/21/07, callable                            7,000,000
  4,000,000      Variable Rate, 12/19/07                               3,996,398
  5,000,000      5.250%, 12/19/07, callable                            5,000,000
  7,000,000      5.250%, 12/26/07                                      7,000,000
  5,000,000      5.000%, 01/23/08                                      5,000,000
 12,055,000      5.250%, 01/23/08                                     12,055,781
  2,000,000      5.250%, 01/23/08, callable                            2,000,000
 10,000,000      Variable Rate, 01/24/08                              10,000,000
  5,000,000      Variable Rate, 02/28/08                               5,000,000
 13,000,000      Variable Rate, 03/14/08                              13,000,000
 18,500,000      5.300%, 03/19/08, callable                           18,500,000
  9,000,000      3.650%, 08/14/08, callable                            8,917,602
                                                                    ------------


                 TOTAL FEDERAL HOME LOAN BANK                        189,088,402
                                                                    ============

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.7%
  4,535,000      5.250%, 01/02/08                                      4,535,000
                                                                    ------------

                 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION           4,535,000
                                                                    ============

                 TOTAL U.S. GOVERNMENT AGENCIES
                   (COST $193,623,402)                               193,623,402
                                                                    ============

                                      -26-

                 TOTAL INVESTMENTS - 99.4%
                   (COST $682,493,426)                               682,493,426

                 Other assets less liabilities - 0.6%                  4,446,626
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $686,940,052
                    (equivalent to $1.00 per share;                 ============
                     unlimited shares of $0.01 par
                     value capital shares authorized;
                     687,086,697 shares outstanding)


                 Valuation of securities is on the basis of amortized cost, which approximates market value.

                  (3) 144A Restricted Security


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -27-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(Unaudited)

  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----
ALASKA
                 Alaska Housing Finance Corp.
$ 3,195,000      Variable Rate, 06/01/37                             $ 3,195,000
  1,120,000      Variable Rate, 12/01/23                               1,120,000
    480,000      Variable Rate, 12/01/24                                 480,000

                 City of Valdez, AK
 4,000,000       Variable Rate, 07/01/37                               4,000,000

ARIZONA
                 Arizona State University
    500,000      Variable Rate, 07/01/34                                 500,000

                 Salt River Project, Commercial Paper
  5,000,000      3.500%, 11/15/07                                      5,000,000

COLORADO
                 EL Paso County School District, Colorado Springs
  1,145,000      5.500%, 12/01/07                                      1,148,250

CONNECTICUT
                 Connecticut Housing Finance Authority
    300,000      Variable Rate, 11/15/23                                 300,000

                 Connecticut State Health & Educational Facility
  2,200,000      Variable Rate, 07/01/29                               2,200,000

                 State of Connecticut
  1,500,000      Variable Rate, 02/15/21                               1,500,000
    700,000      Variable Rate, 05/15/14                                 700,000

FLORIDA
                 Dade County, Florida, Industrial Development
    600,000      Variable Rate, 06/01/21                                 600,000

                 Florida State Board of Education
    180,000      4.750%, 06/01/28                                        182,940

                 Florida State Dept. of Environmental Protection
  4,600,000      Variable Rate, 07/01/25                               4,600,000

ILLINOIS
                 Chicago Board of Education
    100,000      6.000%, 12/01/07                                        100,374
    525,000      Variable Rate, 03/01/32                                 525,000

                 Chicago Metropolitan Water Reclamation District
  1,500,000      7.000%, 12/01/07                                      1,507,963

                 Cook County Community Consolidated School District
  1,000,000      6.674%, 12/01/07                                        988,456

                 Cook County School District, Oak Lawn
    450,000      3.568%, 12/01/07                                        447,208

                                      -28-


                 Glencoe, IL
    155,000      2.350%, 12/01/07                                        154,521

                 Illinois Housing Development Authority
    200,000      Variable Rate, 01/01/08                                 200,000

                 Lake County Community High School District
    150,000      4.871%, 12/01/07                                        148,732

                 University of Illinois
    150,000      4.500%, 03/15/08                                        150,493

INDIANA
                 Indiana University
  1,775,000      Variable Rate, 11/01/29                               1,775,000

                 Purdue University
  1,975,000      Variable Rate, 07/01/33                               1,975,000

KANSAS
                 Kansas State Dept. of Transportation
  3,845,000      Variable Rate, 03/01/12                               3,845,000

  2,200,000      Variable Rate, 09/01/20                               2,200,000
    335,000      5.50%, 09/01/08                                         340,816

                 Wyandotte County-Kansas City Unified Government
    500,000      3.650%, 11/01/07                                        499,965

LOUISIANA
                 Louisiana Public Facilities Authority
    500,000      5.150%, 01/01/19                                        511,540

MARYLAND
                 Montgomery County Housing Opportunities
                 Commission Housing Revenue
    550,000      Variable Rate, 08/01/15                                 550,000

MASSACHUSETTS
                 Commonwealth of Massachusetts
    950,000      Variable Rate, 08/01/15                                 950,000

MICHIGAN
                 Bloomfield Hills Building Authority
    900,000      3.750%, 10/01/07                                        900,000

                 Detroit, MI
    900,000      Variable Rate, 07/01/29                                 900,000

                 Michigan Municipal Bond Authority
  2,000,000      6.000%, 10/01/07                                      2,000,000

                 Michigan State Building Authority
    500,000      2.000%, 10/15/07                                        499,587
    100,000      5.250%, 10/15/07                                        100,058

MISSISSIPPI
                 State of Mississippi
    300,000      6.200%, 02/01/08                                        301,938

MISSOURI
                 Missouri State Health & Educational
                 Facilities Authority
  4,000,000      4.000%, 11/02/07                                      4,001,754
    700,000      Variable Rate, 09/01/30                                 700,000
    500,000      Variable Rate, 09/01/30                                 500,000
  1,700,000      Variable Rate, 09/01/30                               1,700,000

                                      -29-



NEBRASKA
                 Nebraska Public Power District,
                 Commercial Paper
  2,400,000      3.700%, 10/04/07                                      2,400,000
                 Omaha Public Power District
    250,000      4.500%, 02/01/08                                        250,477

NEW YORK
                 City of New York, NY
    500,000      Variable Rate, 04/01/36                                 500,000
    500,000      Variable Rate, 08/01/34                                 500,000
  4,600,000      Variable Rate, 08/15/29                               4,600,000

NORTH CAROLINA
                 Buncombe County
    150,000      Variable Rate, 12/01/16                                 150,000
    300,000      Variable Rate, 12/01/20                                 300,000
    180,000      Variable Rate, 12/01/21                                 180,000

                 County of Wake
  2,500,000      Variable Rate, 03/01/24                               2,500,000

                 Mecklenburg County
  3,400,000      Variable Rate, 02/01/24                               3,400,000
  1,200,000      Variable Rate, 02/01/14                               1,200,000

                 North Carolina Medical Care Commission
    500,000      5.000%, 02/15/29                                        507,377


OHIO
                 City of Cleveland, OH
    800,000      Variable Rate, 01/01/33                                 800,000

                 City of Columbus, OH
  1,600,000      Variable Rate, 06/01/11                               1,600,000

  1,700,000      Variable Rate, 12/01/17                               1,700,000

                 County of Franklin, Ohio
  3,000,000      Variable Rate, 12/01/30                               3,000,000

                 Ohio State Water Development Authority
  2,085,000      5.000%, 12/01/07                                      2,089,988

OREGON
                 Oregon State Department of Administrative Services
    300,000      4.000%, 12/01/07                                        300,159

PENNSYLVANIA
                 Beaver County Industrial Development Authority
  3,350,000      Variable Rate, 12/01/20                               3,350,000

                 Commonwealth of Pennsylvania
  1,500,000      5.375%, 11/15/07                                      1,503,107

                 Jefferson-Morgan School District
    250,000      4.000%, 10/01/07                                        250,000

RHODE ISLAND
                 Rhode Island Health & Educational Building Corp
  4,000,000      Variable Rate, 05/01/35                               4,000,000

SOUTH CAROLINA
                 Piedmont Municipal Power Agency
    400,000      Variable Rate, 01/01/19                                 400,000

                                      -30-


                 Piedmont Municipal Power Agency
  2,600,000      Variable Rate, 01/01/34                               2,600,000

                 SC Public Service, Commercial Paper
  2,500,000      3.630%, 10/03/07                                      2,500,000

SOUTH DAKOTA
                 South Dakota Housing Development Authority
  6,800,000      Variable Rate, 05/01/32                               6,800,000

TEXAS
                 Austin Texas Utility, Commercial Paper
  5,000,000      3.730%, 10/18/07                                      5,000,000

                 Brownsville Texas Utility, Commercial Paper
  3,600,000      3.520%, 11/05/07                                      3,600,000

                 City of Brownsville, TX
  1,700,000      Variable Rate, 09/01/27                               1,700,000

                 City of Houston, TX
    480,000      5.000%, 03/01/08                                        482,820

                 City of San Antonio, TX
  1,265,000      5.000%, 02/01/08                                      1,270,906

                 Harris County Industrial Development Corp.
  3,800,000      Variable Rate, 03/01/24                               3,800,000

                 San Antonio Water Works, Commercial Paper
  2,195,000      3.750%, 10/04/07                                      2,195,000

                 Southwest Higher Education Authority
  1,175,000      Variable Rate, 07/01/15                               1,175,000

                 Waco Educational Finance Corp.
  4,300,000      Variable Rate, 02/01/32                               4,300,000

UTAH
                 Granger-Hunter Improvement District
    350,000      5.000%, 03/01/18                                        351,761
                 Utah Transit Authority
  1,000,000      5.400%, 12/15/16                                      1,006,382

VIRGINIA
                 Virginia Public Building Authority
  4,000,000      Variable Rate, 08/01/25                               4,000,000

WASHINGTON
                 County of King, WA
  4,300,000      Variable Rate, 01/01/36                               4,300,000

                 Energy Northwest
  1,000,000      Variable Rate, 07/01/17                               1,000,000

                 Pierce County School District
  1,190,000      4.500%, 12/01/07                                      1,191,498

                 Spokane County School District
  1,000,000      5.000%, 12/01/07                                      1,002,074

WISCONSIN
                 Kewaunee County, WI
  1,525,000      4.250%, 04/15/08                                      1,525,711

                                      -31-

                 Racine, WI
  1,000,000      4.500%, 12/27/07                                      1,001,815

                 State of Wisconsin, Commercial Paper
  1,951,000      3.720%, 10/17/07                                      1,951,000
                                                                    ------------

TOTAL INVESTMENTS                                                    142,234,670
(COST $142,234,670) - 99.6%

Other assets less liabilities - 0.4%                                     521,775
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 142,756,445
     (equivalent to $1.00 per share;                               =============
     unlimited shares of $0.01 par value
     capital shares authorized;
     142,836,632 shares outstanding)



Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -32-

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund", or collectively as the "Funds'). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund. Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

Fund                                   Investment Objective

Stock                                   Long-term growth of capital and income
Growth                                  Long-term growth of capital
Mid Cap                                 Long-term growth of capital
Small Cap                               Long-term growth of capital
International                           Long-term growth of capital and income
Bond                                    Maximum current income consistent with
                                        quality and maturity standards
Money Market - Federal Portfolio        Maximum income consistent with safety of
                                        principal and liquidity
Money Market - Prime Portfolio          Maximum income consistent with safety of
                                        principal and liquidity
Tax-Free Money Market                   Highest level of income exempt from
                                        federal income tax consistent with
                                        quality and maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     a) SECURITY VALUATIONS - Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If the Funds' advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

     b) FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

          a. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange on September 30, 2007.

          b.   Purchases and sales of investment securities, income and expenses
               - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     c) SECURITIES LENDING - Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

          As of September 30, 2007, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities was as follows:



                                                              Payable on
                           Market Value of                    Collateral
                          Securites Loaned                   Due to Broker
                ----------------------------------------------------------------
Stock                      8,775,039                      9,038,694
Growth                     2,196,989                      2,263,000
International            494,677,237                    509,540,311
Bond                      23,972,013                     24,692,276

          Cash collateral was jointly pooled and invested in the following securities as of September 30, 2007:


                               Stock       Growth  International  Bond
                                                                            Total
                           ----------------------------------------------------------

Alliance & Leicester PLC      248,584    62,239   14,013,531    679,096   15,003,450
5.830%, 10/08/2007
Allstate Life Global Fund TR  248,056    62,106   13,983,689    677,649   14,971,500
5.720%, 10/04/2007
American Express Credit       248,030    62,100   13,982,290    677,580   14,970,000
5.496%, 10/20/2007
American General Finance      331,552    83,010   18,690,689    905,749   20,011,000
5.803%, 10/15/2007
Aust & NZ Banking Group       248,646    62,253   14,017,038    679,264   15,007,201
5.156%, 10/23/2007
Banco Santander Totta LN      165,621    41,467    9,336,658    452,454    9,996,200
5.763%, 10/16/2007
Bear Stearns Co., Inc.        248,079    62,111   13,984,951    677,709   14,972,850
5.865%, 10/05/2007
BMW US Capital LLC            330,873    82,840   18,652,394    903,893   19,970,000
5.745%, 010/05/2007
Comerica Bank                 248,528    62,223   14,010,311    678,938   15,000,000
5.800%, 10/14/2007
Credit Suisse First Boston    331,669    83,039   18,697,226    906,066   20,018,000
5.460%, 10/15/2007
DNB NOR Bank ASA              247,991    62,089   13,980,077    677,473   14,967,630
5.131%, 10/25/2007
First Tennessee Bank          248,528    62,223   14,010,311    678,938   15,000,000
5.763%, 10/17/2007
General Electric Capital      248,279    62,161   13,996,301    678,259   14,985,000
5.156%, 10/24/2007
Genworth Global Funding       248,031    62,099   13,982,290    677,580   14,970,000
5.733%, 10/15/2007
Greenwich Capital Holdings    248,528    62,223   14,010,311    678,938   15,000,000
5.400%, 10/01/2007
HSH Nordbank AG NY            248,274    62,160   13,995,977    678,244   14,984,655
5.159%, 10/21/2007
IBM Corp.                     330,661    82,787   18,640,400    903,312   19,957,160
5.680%, 10/03/2007
ING USA Annuity & Life        248,528    62,223   14,010,311    678,938   15,000,000
5.229%, 10/26/2007
Irish Life & Permanent        247,720    62,021   13,964,777    676,732   14,951,250
5.156%, 10/22/2007
J.P. Morgan MN                248,528    62,223   14,010,311    678,938   15,000,000
5.675%, 10/01/2007
Lehman Brothers Holdings      162,782    40,755    9,176,567    444,696    9,824,800
5.216%, 10/22/2007
National City Bank            331,324    82,953   18,677,799    905,124   19,997,200
5.470%, 09/30/2007
National Rural Util. COOP     331,374    82,965   18,680,601    905,260   20,000,200
5.730%, 10/01/2007

                                      -36-

Pricoa Global Funding         165,221    41,366    9,314,055    451,358    9,972,000
5.119%, 10/29/2007
Provident Temp Cash            91,056    22,798    5,133,138    248,751    5,495,743
5.365%, 10/01/2007
Provident Temp Cash         1,195,614   299,343   67,400,613  3,266,227   72,161,797
5.394%, 10/01/2007
Prudential FA                  82,843    20,741    4,670,103    226,313    5,000,000
5.778%, 10/15/2007
SLM Corp.                     164,858    41,275    9,293,504    450,363    9,950,000
5.506%, 10/20/2007
SLM Corp.                      82,263    20,596    4,637,412    224,729    4,965,000
5.800%, 10/14/2007
Societe Generale              248,265    62,158   13,995,501    678,221   14,984,145
5.710%, 10/02/2007
Unicred Ital Bank Ireland     247,782    62,037   13,968,279    676,902   14,955,000
5.840%, 10/09/2007
Unilever Capital Corp.        165,685    41,482    9,340,207    452,626   10,000,000
5.796%, 10/12/2007
Wachovia Securities           248,528    62,223   14,010,311    678,938   15,000,000
5.080%, 10/01/2007
Wells Fargo Company           248,403    62,192   14,003,306    678,599   14,992,500
5.694%, 10/18/2007
Westlb AG                      57,990    14,519    3,269,072    158,419    3,500,000
5.880%, 10/10/2007         ---------------------------------------------------------

                            9,038,694 2,263,000  509,540,311 24,692,276  545,534,281
                           =========================================================






     d) FEDERAL INCOME TAXES - At September 30, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                                                                                          Net
                                                                                     Gross             Unrealized
                                             Cost of        Unrealized             Unrealized         Appreciation
                                         Investments for  Appreciation for    (Depreciation) for   (Depreciation) for
                                           Federal Tax       Federal Tax          Federal Tax         Federal Tax
Fund                                         Purposes          Purposes             Purposes            Purposes
                                    -------------------------------------------------------------------------------
UMB Scout Stock                             83,006,861         15,979,044            (669,409)          15,309,635
UMB Scout Growth                            20,610,118          3,389,759            (229,846)           3,159,913
UMB Scout Mid Cap                           36,391,697          2,695,935            (851,973)           1,843,962
UMB Scout Small Cap                        626,617,688        110,203,438          (9,948,616)         100,254,822
UMB Scout International                  2,906,810,998      1,277,512,264         (32,533,433)       1,244,978,831
UMB Scout Bond                             109,613,973            543,856            (944,810)            (400,954)
UMB Scout Money Market - Federal           291,758,164                  -                   -                    -
UMB Scout Money Market - Prime             682,493,426                  -                   -                    -
UMB Scout Tax-Free Money Market            142,234,670                  -                   -                    -



     e) AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     f) USE OF ESTIMATES - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     g) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds

/s/James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
November 15, 2007

/s/C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
November 15, 2007